ING Prime Rate Trust

Supplement dated August 29, 2008 to the

25,000,000 Common Shares Prospectus and

5,000,000 Common Shares Prospectus

each dated June 30, 2008

Effective July 18, 2008, Curtis F. Lee is no longer a portfolio manager of ING Prime Rate Trust. All references to Mr. Lee relating to ING Prime Rate Trust are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Prime Rate Trust

Supplement dated August 29, 2008

ING Prime Rate Trust

Statement of Additional Information

dated June 30, 2008

Effective July 18, 2008, Curtis F. Lee is no longer a portfolio manager of ING Prime Rate Trust. All references to Mr. Lee relating to ING Prime Rate Trust are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE